Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income for the year	R$ 187,874	R$ 138,142	R$ 66,054
Adjustments to reconcile income to cash from (applied to) operations:
Depreciation and amortization	112,029	60,163	22,519
Expected credit losses	248	(340)	39
Residual value of written-off property, plant and equipment and intangible assets	26,291	(6,355)	3,969
Provision for contingencies	334	(365)	(474)
Income tax and social contribution - Deferred	9,104	14,087	5,480
Equity in earnings of investments	(3,628)
Investments adjustments	(2,779)
Interest on loans and financing, debentures, leases and exchange rate variation	96,699	2,919	2,846
Changes in assets and liabilities:
Accounts receivable	94,381	(79,118)	(32,243)
Recoverable taxes	(20,550)	(6,102)	5,317
Prepaid expenses	(32,859)	1,778	19
Advances to suppliers	23,650	(29,287)	(16,201)
Inventories	(5,672)	(3,607)	(3,737)
Other accounts receivable	18,783	24,850	(13,192)
Suppliers	(10,901)	(21,740)	(7,340)
Salaries and social security charges	27,472	(1,485)	6,953
Taxes payable	34,210	(2,900)	(1,595)
Other accounts payable	(25,736)	(17,565)	(350)
Cash generated from operating activities	528,950	73,075	38,064
Interest paid on loans and financing	(12,126)	(5,985)	(2,722)
Interest paid on debentures	(25,274)
Interest paid on leases	(2,400)	(573)	(183)
Income tax and social contribution	(18,213)	(2,193)	(2,656)
Net cash generated from operating activities	470,937	64,324	32,503
Cash flow from investing activities
Cash spent on companies' acquisitions; net of cash received	(1,090,040)	(286,134)	(76,023)
Payment of obligations from acquisition of investments	(134,981)	(38,493)	(19,638)
Acquisition of property, plant and equipment and intangible assets	(95,748)	(123,793)	(22,001)
Net cash used in investing activities	(1,320,769)	(448,420)	(117,662)
Cash flow from financing activities
Profit distribution - prior periods		(63)
Related parties	71,019	441,662	113,965
Lease payments - Principal	(32,802)	(6,819)	(3,955)
Proceeds from loans and financing	446,870	50,620	22,415
Funding of debentures	573,623
Payments of loans and financing - Principal	(63,985)	(52,152)	(23,547)
Net cash generated from financing activities	994,725	433,248	108,878
Increase in cash and cash equivalents	144,893	49,152	23,719
Exchange rate change in cash and cash equivalents	7,796	8,012	25,769
Cash and cash equivalents at the beginning of the year	118,918	61,754	12,266
Cash and cash equivalents at the end of the year	R$ 271,607	R$ 118,918	R$ 61,754